Related Party Debt Agreements (Details Narrative) - USD ($)									9 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 09, 2020	Dec. 03, 2019	Dec. 03, 2019	Sep. 02, 2019	Jul. 03, 2019	Mar. 31, 2019	Mar. 28, 2019	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 30, 2019	Oct. 10, 2019	Oct. 09, 2019	Sep. 12, 2019	Mar. 27, 2019	Mar. 22, 2018
Principal amount	$ 11,591,000								$ 11,591,000
Debt converted into shares, value											$ 8,475,000
Loans payable	1,074,000								1,074,000
Six Other Lenders [Member]
Principal amount	2,821,000								2,821,000
Esenjay Investments, LLS [Member]
Principal amount	6,566,000								$ 6,566,000
Maturity date								Dec. 31, 2019
Maturity date, description							Extend the maturity date from March 31, 2019 to December 31, 2019	Extend the maturity date from March 31, 2019 to December 31, 2019	Extend the maturity date from December 31, 2019 to June 30, 2020.
Maximum line of credit								$ 7,000,000			2,405,000		$ 12,000,000	$ 10,000,000	$ 10,000,000	$ 7,000,000		$ 5,000,000
Line of credit											595,000
Esenjay Investments, LLS [Member] | Lenders [Member]
Line of credit											6,405,000		$ 1,000,000
Credit Facility Agreement [Member]
Maximum line of credit																	$ 595,000
Credit Facility Agreement [Member] | Esenjay Investments, LLS [Member]
Interest rate																			15.00%
Maximum line of credit																			$ 5,000,000
Line of credit												$ 2,405,000
Restated Credit Facility Agreement [Member] | Esenjay Investments, LLS [Member]
Principal amount								$ 7,000,000
Interest rate								15.00%
Maximum line of credit								$ 6,405,000
Cleveland Capital L.P [Member]
Principal amount	2,204,000								$ 2,204,000
Loans payable	1,115,000								1,115,000
Maximum line of credit											$ 20,000,000
Cleveland Capital L.P [Member] | Cleveland Warrant [Member]
Warrant term						3 years
Purchase of stock percentage						0.50%
Cleveland Capital L.P [Member] | Loan Agreement [Member]
Loans payable						$ 1,000,000
Minimum [Member] | Esenjay Investments, LLS [Member]
Maximum line of credit							$ 5,000,000
Esenjay Convertible Note [Member]
Principal amount	$ 750,000	$ 750,000							$ 750,000
Interest rate		15.00%
Maturity date		Jun. 30, 2020
Esenjay Convertible Note [Member] | Minimum [Member]
Debt converted into shares, value		$ 1,000,000
Unsecured Promissory Note [Member] | Amendment No. 1 [Member]
Purchase of stock percentage					1.00%
Maturity date, description					Maturity date was modified from September 1, 2019 to December 1, 2019.
Unsecured Promissory Note [Member] | Amendment No. 2 [Member]
Maturity date, description				Maturity date was modified from December 1, 2019 to December 31, 2019.
Unsecured Promissory Note [Member] | Amendment No. 3 [Member]
Maturity date, description										Maturity date was modified from December 31, 2019 to March 31, 2020.
Unsecured Promissory Note [Member] | Amendment No. 4 [Member]
Maturity date, description	Maturity date was modified from March 31, 2020 to April 30, 2020		Extend the maturity date from March 31, 2020 to April 30, 2020
Unsecured Promissory Note [Member] | Cleveland Capital L.P [Member]
Interest rate						15.00%
Maturity date						Sep. 01, 2019
Loans payable			$ 1,000,000	$ 1,000,000		$ 1,000,000